UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20519
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __03/31/01__________

Check Here if Amendment [  ]; Amendment Number: _____________________
  This Amendment (Check only one.):		[  ] is a restatement
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Wilbanks, Smith & Thomas Asset Management, LLC
Address:	One Commercial Place________________________
		Suite 1450  _________________________________
		Norfolk, VA 23510___________________________

Form 13F File Number:	28-5226___

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		L. Norfleet Smith, Jr. ________________
Title:		Principal/Director of Operations________
Phone:		(757) 623-3676 _____________________

Signature, Place, and Date of Signing:
	________________	______Norfolk, VA______		_  04/30/2001__
	     [Signature]	[City, State]			      [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.	(Check here if all holdings of this reporting manager
    are reported in this report.)
[ ] 13F 	NOTICE	(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.	(Check here if a portion of the holdings for this
    reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	_____0______

Form 13F Information Table Entry Total:	____134_____

Form 13F Information Table Value Total: $__684146___
					 (thousands)

List of Other Included Managers: NONE


Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Standard Comercial Sub Deb Con CONV             853258aa9        8    10000 PRN      SOLE                    10000
AT&T Capital Corp. Qtly Pfd. 8 PFD              00206j308      766    30000 SH       SOLE                    30000
Abn Amro Capital Fund II 7.125 PFD              00371t206     1159    47000 SH       SOLE                    47000
Armstrong World Prd. 7.45%     PFD              042476606      162    20000 SH       SOLE                    20000
Bank One Capital V 8%          PFD              06423P209      518    20000 SH       SOLE                    20000
Bear Stearns Cap 7.50% 12/15/2 PFD              07383J209      747    30000 SH       SOLE                    30000
Bellsouth Cap Fund             PFD              079857207      388    15000 SH       SOLE                    15000
Duke Cap. Fin. 7.375%          PFD              26439e204      200     8000 SH       SOLE                     8000
EDF London Cap 8.625% Pfd. Ser PFD              268316205      428    16900 SH       SOLE                    16900
Hartford Capital II Series B Q PFD              416320208      216     8600 SH       SOLE                     8600
Lehman Bros Cap. Trust II  7.8 PFD              52518g209     1002    40000 SH       SOLE                    40000
Lincoln National Capital Pfd.  PFD              53417p209     1008    40000 SH       SOLE                    40000
MediaOne Financing Pfd B       PFD              583938204      292    11800 SH       SOLE                    11800
Motorola Capital Trust I 6.68% PFD              620074203      663    30000 SH       SOLE                    30000
NB Capital Trust (BAC) 7.84%   PFD              628956203     4846   193445 SH       SOLE                   193445
Nova Chemicals Corp. 9.04% (01 PFD              66977w307      741    30000 SH       SOLE                    30000
PWG Capital Trust I  8.30% (12 PFD              69366e201      564    22400 SH       SOLE                    22400
Public Storage Pfd 8.25%       PFD              74460d760      735    29775 SH       SOLE                    29775
Southern Co. 7.75% Pfd. A      PFD              84258t208      386    15300 SH       SOLE                    15300
Southern Fin'l Cap Tr I        PFD              842872202     1150   200000 SH       SOLE                   200000
TCI 8.72% pf.                  PFD              872285200     3834   154292 SH       SOLE                   154292
Talisman Energy 9% Pfd Ser 2/1 PFD              87425e400      507    20000 SH       SOLE                    20000
Textron Capital I 7.92% (02/09 PFD              883198202      736    30000 SH       SOLE                    30000
US Bancorp Pfd. 7.2%           PFD              90332m200      421    17000 SH       SOLE                    17000
Unionbancal Finance Tr I 7.375 PFD              90905q109      742    30000 SH       SOLE                    30000
AES Corporation                COM              00130h105    14287   285968 SH       SOLE                   285968
AFLAC Inc                      COM              001055102    18081   656540 SH       SOLE                   656540
ALLTEL Corp                    COM              020039103    13177   251185 SH       SOLE                   251185
AOL Time Warner                COM              00184a105    15538   386997 SH       SOLE                   386997
Abbott Laboratories            COM              002824100     1720    36441 SH       SOLE                    36441
Aegon N. V. Ord.               COM              007924103     1388    47468 SH       SOLE                    47468
American Express               COM              025816109    11643   281919 SH       SOLE                   281919
American Home Products         COM              026609107     1191    20267 SH       SOLE                    20267
American Intl Group            COM              026874107    20925   259940 SH       SOLE                   259940
Apple Computer Inc             COM              037833100      308    13950 SH       SOLE                    13950
Applied Materials              COM              038222105      285     6550 SH       SOLE                     6550
BB&T Corporation               COM              054937107     1481    42116 SH       SOLE                    42116
BP Amoco PLC-Spons ADR         COM              055622104      524    10553 SH       SOLE                    10553
Bank of America Corp.          COM              060505104     1448    26439 SH       SOLE                    26439
Bank of Hampton Roads          COM              0624890A8      129    17181 SH       SOLE                    17181
BellSouth Corp                 COM              079860102      622    15207 SH       SOLE                    15207
Berkshire Hathaway Class B     COM              084670207      353      162 SH       SOLE                      162
Bristol Myers Squibb           COM              110122108     2106    35459 SH       SOLE                    35459
CIGNA Corp                     COM              125509109      919     8560 SH       SOLE                     8560
COMPAQ Computers               COM              204493100      368    20200 SH       SOLE                    20200
CVS Corp                       COM              126650100    18055   308683 SH       SOLE                   308683
Caledonia Mining Corp          COM              12932K103        1    18700 SH       SOLE                    18700
Cendant Corp (frmly CUC Int'l  COM              151313103      147    10050 SH       SOLE                    10050
Cenit Bancorp Inc              COM              15131w109      344    20525 SH       SOLE                    20525
Centura Banks Inc              COM              15640t100      243     4919 SH       SOLE                     4919
Charles Schwab Corp            COM              808513105      572    37124 SH       SOLE                    37124
Chevron Corp                   COM              166751107      516     5882 SH       SOLE                     5882
Cisco Systems                  COM              17275r102      241    15228 SH       SOLE                    15228
Citigroup                      COM              172967101    16201   360178 SH       SOLE                   360178
Coca Cola Company              COM              191216100      546    12082 SH       SOLE                    12082
Colgate Palmolive Co           COM              194162103     1168    21144 SH       SOLE                    21144
Comerica Inc                   COM              200340107      201     3270 SH       SOLE                     3270
Conseco, Inc.                  COM              208464107      180    11200 SH       SOLE                    11200
Dell Computer Corp.            COM              247025109    11618   452255 SH       SOLE                   452255
Disney (Walt) Co.              COM              254687106    13547   473666 SH       SOLE                   473666
Dollar Tree Stores             COM              256747106    13969   725062 SH       SOLE                   725062
Du Pont E.I. De Nemours and Co COM              263534109      368     9045 SH       SOLE                     9045
Duke Energy Corp.              COM              264399106      429    10038 SH       SOLE                    10038
EMC Corp.                      COM              268648102      759    25833 SH       SOLE                    25833
Emerson Electric Co            COM              291011104    14114   227787 SH       SOLE                   227787
Enron Corp.                    COM              293561106      320     5500 SH       SOLE                     5500
Exxon Mobil Corporation        COM              30231G102    21113   260659 SH       SOLE                   260659
Federal Natl Mtg Assoc         COM              313586109    19530   245357 SH       SOLE                   245357
First Data Corp.               COM              319963104    19537   327202 SH       SOLE                   327202
Fortune Brands (formerly Amer. COM              349631101      525    15267 SH       SOLE                    15267
General Electric               COM              369604103     8783   209830 SH       SOLE                   209830
Honeywell International Inc.   COM              438516106      448    10980 SH       SOLE                    10980
Intel Corporation              COM              458140100    13221   502458 SH       SOLE                   502458
International Business Machine COM              459200101      740     7690 SH       SOLE                     7690
International Paper            COM              460146103     1250    34632 SH       SOLE                    34632
Internet Cable Corp            COM              46057x102       55   109500 SH       SOLE                   109500
JP Morgan Chase & Co.          COM              46625H100    12675   282286 SH       SOLE                   282286
Jefferson-Pilot Corporation    COM              475070108     1617    23814 SH       SOLE                    23814
Johnson & Johnson              COM              478160104    16079   183828 SH       SOLE                   183828
Kimberly-Clark                 COM              494368103    14960   220550 SH       SOLE                   220550
Loews Corp                     COM              540424108      269     4520 SH       SOLE                     4520
Lowe's Companies               COM              548661107    20026   342621 SH       SOLE                   342621
M & T Bank Corporation         COM              55261F104      344     4927 SH       SOLE                     4927
Manulife Financial Corp.       COM              56501R106      736    27873 SH       SOLE                    27873
Marsh & McLennan Companies     COM              571748102    11759   123735 SH       SOLE                   123735
Mellon Financial Corp          COM              58551A108      280     6900 SH       SOLE                     6900
Merck & Co                     COM              589331107    20231   266550 SH       SOLE                   266550
Merrill Lynch                  COM              590188108      428     7720 SH       SOLE                     7720
Microsoft Corp                 COM              594918104    14018   256333 SH       SOLE                   256333
Minnesota Mining & Manufacturi COM              604059105      416     4000 SH       SOLE                     4000
Motorola, Inc                  COM              620076109      942    66085 SH       SOLE                    66085
Nasdaq 100 Index Trust         COM              631100104      463    11820 SH       SOLE                    11820
National Commerce Bancorporati COM              635449101    14032   565496 SH       SOLE                   565496
Nestle SA-ADR                  COM              641069406      314     3000 SH       SOLE                     3000
New York Times                 COM              650111107    17587   429277 SH       SOLE                   429277
Noble Drilling Corp.           COM              655042109    15452   334755 SH       SOLE                   334755
Norfolk Southern Corporation   COM              655844108      429    25619 SH       SOLE                    25619
Nortel Networks Corp.          COM              656568102      356    25340 SH       SOLE                    25340
Oracle Systems Corp            COM              68389x105    11137   743463 SH       SOLE                   743463
Pepsico Inc.                   COM              713448108    20573   468091 SH       SOLE                   468091
Pfizer, Inc.                   COM              717081103     3866    94408 SH       SOLE                    94408
Pharmacia Corporation          COM              71713U102    13281   263676 SH       SOLE                   263676
Philip Morris                  COM              718154107      344     7251 SH       SOLE                     7251
Phillips Petroleum Co          COM              718507106      234     4250 SH       SOLE                     4250
Proctor & Gamble               COM              742718109      283     4518 SH       SOLE                     4518
Providian (Formerly Capital Ho COM              74406a102     3909    79700 SH       SOLE                    79700
Qwest Communications Intl      COM              749121109     1953    55723 SH       SOLE                    55723
Resource Bankshares Corp.      COM              76121r104     2824   186741 SH       SOLE                   186741
Royal Dutch Petrol.            COM              780257804      448     8075 SH       SOLE                     8075
SBC Communications, Inc.       COM              78387g103     1265    28336 SH       SOLE                    28336
Schering-Plough Corporation    COM              806605101    10514   287805 SH       SOLE                   287805
Schlumberger Ltd               COM              806857108    12445   216025 SH       SOLE                   216025
SouthTrust Corp                COM              844730101      311     6800 SH       SOLE                     6800
Southern Co                    COM              842587107      356    10150 SH       SOLE                    10150
Startec Global Communications  COM              85569e103       11    20000 SH       SOLE                    20000
Sun Microsystems               COM              866810104     6230   405355 SH       SOLE                   405355
Tellabs, Inc.                  COM              879664100    16216   398551 SH       SOLE                   398551
Texaco Inc                     COM              881694103      305     4600 SH       SOLE                     4600
Texas Instruments              COM              882508104    10546   340399 SH       SOLE                   340399
Tyco International, Ltd. 'New' COM              902124106    18996   439412 SH       SOLE                   439412
UBS Warburg                    COM              H8920G155      319     2216 SH       SOLE                     2216
Unocal Corporation             COM              915289102      253     7310 SH       SOLE                     7310
Verizon Communications         COM              92343V104    15231   308949 SH       SOLE                   308949
Vodafone Group PLC-SP ADR      COM              92857W100      220     8120 SH       SOLE                     8120
Wal-Mart Stores                COM              931142103      389     7700 SH       SOLE                     7700
WorldCom Inc.                  COM              98157D106    59012  3157768 SH       SOLE                  3157768
Janus Overseas                 COM              471023846      275 12500.571SH       SOLE                12500.571
Putnam OTC & Emerging Growth   COM              746847102       95 12064.317SH       SOLE                12064.317
Schwab 1000 Fund - Select SHS  COM              808517809      238 7501.901 SH       SOLE                 7501.901
The Chesapeake - Class A       COM              36559b203      145 12185.225SH       SOLE                12185.225
Torray                         COM              891402109      412 10680.643SH       SOLE                10680.643
Vanguard/Morgan Growth Fund    COM              921928107      173 11823.769SH       SOLE                11823.769
Vanguard/Primecap Fund         COM              921936100      227 4266.420 SH       SOLE                 2699.848
Kobren Delphi Value Fund       COM              499896405      244 19256.005SH       SOLE                19256.005